Note 5 - Short-term Debt	3 Months Ended
Mar. 31, 2015
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]

Note 5. Short-term Debt

In March 2015, Terren S. Peizer, our Chairman and Chief Executive Officer, loaned the company $200,000. No terms were discussed nor were any agreements executed in connection with such loan and amount was paid back in full in April 2015.